Bank Loans and Notes Payable - Interest Expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Bank Loans and Notes Payable [Abstract]
Interest on debts and borrowings			$ 8,817	$ 8,555	$ 8,129
Interest expense charges for employee benefits (Note 17.4)			587	590	553
Derivative instruments			3,188	(1,891)	1,795
Finance operating charges			175	821	(413)
Interest expense for leases liabilities (Note 12)			7,235	6,841	5,789
Total	$ 959		$ 20,002	$ 14,916	$ 15,853

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4